Condensed Financial Information of Registrant - Condensed Statements of Financial Position (Parent Company Only) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 12,243	$ 4,308
Total assets	139,953	61,643
Liabilities
Total liabilities	126,877	52,794
Preferred shares	0	2,694
Equity
Retained earnings	2,054	945
Accumulated other comprehensive income (loss)	204	(120)
Total equity	13,076	6,155	$ 1,685	$ 1,345
Total liabilities, mezzanine equity and equity	139,953	61,643
Corporate borrowings
Assets
Cash and cash equivalents	0	0
Investments in subsidiaries	12,249	8,694
Total assets	12,250	8,726
Liabilities
Accounts payable and accrued liabilities	2	1
Total liabilities	24	23
Preferred shares	0	2,694
Equity
Common stock, carrying amount	9,968	5,184
Retained earnings	2,054	945
Accumulated other comprehensive income (loss)	204	(120)
Total equity	12,226	6,009
Total liabilities, mezzanine equity and equity	12,250	8,726
Corporate borrowings | Related Party
Assets
Due from related party	1	32
Liabilities
Other liabilities – derivative liabilities	$ 22	$ 22